Research and Development Expenses - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Research and Development Expenses
Research and development expenses	$ 386,893,000	$ 299,086,000	$ 174,776,000
Collaborative arrangements
Research and Development Expenses
Research and development expenses	$ 14,654,000	$ 18,408,000	$ 8,291,000